OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 405,018
Net defined benefit liability (asset) - ending balance	673,453	$ 405,018
Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	405,018	390,942
Acquisition of business (note 3)	1,529,949	0
Transfers, new participants and funding of the plan	30,116	(508)
Total expense	79,396	46,381
Remeasurements	62,302	(24,567)
Translation differences	40,168	21,088
Funding of the plan	(171,487)	(28,318)
Net defined benefit liability (asset) - ending balance	$ 1,975,462	$ 405,018